Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Trade and Other Payables	Trade and Other Payables

	December 31, 2022	December 31, 2021
Supply and manufacturing fees payable	$65,979	$183,298
Other consulting and advisory services	51,658	71,938
Legal and intellectual property (“IP”) advisory fees payable	40,532	1,233,070
Research and development services	31,687	50,088
Other payables	65,116	30,896
Total	$254,972	$1,569,290
Accrued Expenses and Other Current Liabilities

	December 31, 2022	December 31, 2021
Research and development services and license fees	$5,803,432	$2,055,687
Bonuses and related employees compensation expenses	1,109,734	1,419,137
Consultant and other fees	218,021	49,211
Tax liabilities	109,826	63,922
Legal fees	15,832	930,354
Total	$7,256,845	$4,518,311
Research and development expenses for the year ended December 31, 2022, primarily relate to the accrual of milestone payments in connection with Phase 2 clinical trials in the amount of $4.7 million.